Restricted net assets	12 Months Ended
Dec. 31, 2025
Restricted net assets
Restricted net assets

38. Restricted net assets

PRC laws and regulations permit payments of dividends by the Group’s subsidiaries incorporated in the PRC only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. In addition, the Group’s subsidiaries incorporated in the PRC are required to annually appropriate 10% of their net income to the statutory reserve prior to payment of any dividends, unless the reserve has reached 50% of their respective registered capital. Furthermore, registered share capital and capital reserve accounts are also restricted from distribution. As a result of the restrictions described above and elsewhere under PRC laws and regulations, the Group’s subsidiaries incorporated in the PRC are restricted in their ability to transfer a portion of their net assets to the Group in the form of dividends. Furthermore, cash transfers from the Company’s PRC subsidiaries to their parent companies outside of China are subject to PRC government control of currency conversion. Shortages in the availability of foreign currency may temporarily delay the ability of the PRC subsidiaries and consolidated affiliated entities to remit sufficient foreign currency to pay dividends or other payments to the Company, or otherwise satisfy their foreign currency denominated obligations. The restriction amounted to RMB18,232,376 as of December 31, 2025. Except for the above or disclosed elsewhere, there is no other restriction on the use of proceeds generated by the Group’s subsidiaries to satisfy any obligations of the Group.

The Group performed a test on the restricted net assets of its subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S - X Rule 4 - 08 (e) (3), “General Notes to Financial Statements” and concluded that the restricted net assets do not exceed 25% of the consolidated net assets of the Group as of December 31, 2025 and the condensed financial information of the parent company are not required to be presented.